Investments (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consideration to acquire minority stake	¥ 2,118,648	¥ 301,848
Impairment charge	35,348	43,205	¥ 80,104
Sale Of Investments Consideration Received On Transaction	780,071
Gain on disposals and deemd disposal of investments	16,178
Equity Securities, FV-NI, Unrealized Loss	113,677
Equity securities with readily determinable fair value cost	204,499
Equity Securities, FV-NI, Realized Gain	356,545
Equity Securities, FV-NI, Gain	1,803,081	0
Unrealized Gain (Loss) on Investments	¥ 1,446,536
Investees [Member]
Equity method investment, ownership percentage	20.00%
Equity Method Investments [Member]
Equity Method Investments Original Cost	¥ 14,277	¥ 21,740